Related Party Disclosures - Summary of Compensation of Key Management Personnel (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	£ 2,021	£ 2,684	£ 2,770
Pension and other benefits	145	145	135
Share-based payments	1,456	3,154	4,255
Key management personnel compensation	£ 3,622	£ 5,983	£ 7,160